Accounts Receivable	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
Accounts receivable

Note 10. Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Trade accounts receivable	5,333	4,649
Allowance for credit losses	(369)	(380)
Accounts receivable from shareholders	14,063	8,107
Accounts receivable from other related parties	2,610	549
Accounts receivable from underwriters, promoters, and employees	59	7
Other accounts receivable	10	12
Total accounts receivable, net of allowance for credit losses	21,706	12,944

As of June 30, 2026, accounts receivable from shareholders consisted of a receivable from WISeKey International Holding Ltd (“WISeKey”), which controls a majority of the Group’s voting rights as of June 30,2026, in relation to services provided by SEALSQ and pension liabilities due by WISeKey following a transfer of employees from WISeKey to SEALSQ.

Accounts receivable from other related parties consisted of balances due from WISeKey subsidiaries (WISeKey SA, SEALCOIN AG and WISeSat.Space AG) in relation to services provided by SEALSQ, pension liabilities due by WISeKey SA following employee transfers to SEALSQ, as well as receivables from Quantix Edge Security and Quobly. See Note 41 for details on related parties.